Taxes (Details) - Schedule of Unrecognized Tax Benefit - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Schedule of Unrecognized Tax Benefit [Abstract]
Balance as of beginning of year	$ 1,066,949
Increase related to prior year tax positions		5,639
Increase related to current year tax positions	2,416,499	1,061,310
Foreign exchange translation	6,533
Balance as of end of year	$ 3,489,981	$ 1,066,949